Summary of significant accounting policies - Income Tax Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Disclosure Of Detailed Information About Income Taxes [Line Items]
Deferred tax expense	€ (948,000,000)	€ (1,234,000,000)	[1]	€ (722,000,000)
Temporary differences subject to GILTI
Disclosure Of Detailed Information About Income Taxes [Line Items]
Deferred tax expense		€ 0

[1]	(a) Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.